PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Producing			Machinery		Other right
	mineral	Deferred		and	Other	of use
	property	stripping	Buildings	equipment	assets	assets	CIP[2]	Total
Cost
At January 1, 2024	$127,899	$—	$71,222	$54,052	$3,450	$4,549	$4,881	$266,053
Additions	13,318	—	11	220	20	1,590	15,859	31,018
Transfers	—	—	12,244	2,924	231	—	(15,399)	—
Change in site closure provision (note 18)	1,244	—	—	—	—	—	—	1,244
Derecognition	—	—	—	—	—	(586)	—	(586)
Due to changes in exchange rates	—	—	—	—	(21)	(78)	—	(99)
Disposals	—	—	—	(253)	(145)	(2,240)	—	(2,638)
At December 31, 2024	$142,461	$—	$83,477	$56,943	$3,535	$3,235	$5,341	$294,992
Additions	82,409	5,025	1,845	13,583	6,896	10,782	12,748	133,288
Transfers	1,306	—	1,224	2,202	216	—	(4,948)	—
Acquisition of Musselwhite Mine (note 12)	883,296	—	50,691	155,483	4,506	—	3,466	1,097,442
Change in site closure provision (note 18)	43,838	—	—	—	—	—	—	43,838
Due to changes in exchange rates	—	—	—	—	(1)	(3)	—	(4)
Disposals	—	—	(571)	(2,514)	(137)	(517)	—	(3,739)
At December 31, 2025	$1,153,310	$5,025	$136,666	$225,697	$15,015	$13,497	$16,607	$1,565,817

Accumulated depreciation
At January 1, 2024	$23,485	$—	$15,896	$11,675	$1,268	$2,010	$—	$54,334
Disposals	—	—	—	(253)	(145)	(2,240)	—	(2,638)
Depletion and depreciation	20,338	—	10,699	7,717	663	1,294	—	40,711
At December 31, 2024	43,823	—	26,595	19,139	1,786	1,064	—	92,407
Disposals	—	—	(79)	(2,183)	(74)	(309)	—	(2,645)
Depletion and depreciation	114,636	205	14,577	22,316	1,666	1,916	—	155,316
At December 31, 2025	$158,459	$205	$41,093	$39,272	$3,378	$2,671	$—	$245,078

Net book value
At December 31, 2024	$98,638	$—	$56,882	$37,804	$1,749	$2,171	$5,341	$202,585
At December 31, 2025	$994,851	$4,820	$95,573	$186,425	$11,637	$10,826	$16,607	$1,320,739

2 CIP = Construction in progress